Victory Science & Technology Fund Investment Strategy - Victory Science & Technology Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. For purposes of the 80% policy, companies expected to benefit from the development and use of scientific and technological advances and improvements means those companies that operate in such industries as health care equipment & services, pharmaceuticals, biotechnology & life sciences, software & services, technology hardware & equipment, semiconductors & semiconductor equipment, telecommunication services, media & entertainment, broadline retail, aerospace & defense, and other industries the portfolio managers believe may benefit directly or indirectly from research and development in the science and technology fields. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth primarily in the Information Technology and Healthcare sectors. The Fund may invest up to 50% of its assets in foreign securities, including securities issued in emerging markets.